Stockholders' equity - FY (Details) - USD ($) $ / shares in Units, $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Jul. 28, 2016	Sep. 05, 2014	Sep. 04, 2014
Class of Stock [Line Items]
Common stock, shares authorized (in shares)	400,000,000	0			400,000,000
Common stock, par value (in dollars per share)	$ 0.01	$ 0.0001			$ 0.01
Cumulative dividends in arrears					$ 90.3
Changes in shares of outstanding common stock [Roll Forward]
Shares outstanding at beginning of year (in shares)	0
Issuance of common shares [Abstract]
Shares outstanding at end of period (in shares)	20,968,707	0
Class A and B Common Stock [Member]
Class of Stock [Line Items]
Common stock, shares authorized (in shares)		18,333,333
Common stock, par value (in dollars per share)		$ 0.0001
Class A Common Stock [Member]
Class of Stock [Line Items]
Common stock, shares authorized (in shares)	0	15,000,000	15,000,000			15,000,000	10,000,000
Common stock, par value (in dollars per share)		$ 0.0001	$ 0.0001			$ 0.0001	$ 0.0001
Common stock, dividend rate		12.00%
Percentage of residual proceeds	75.00%	75.00%
Cumulative dividends in arrears		$ 79.3	$ 61.8	$ 46.3
Changes in shares of outstanding common stock [Roll Forward]
Shares outstanding at beginning of year (in shares)	13,803,183	13,795,530	8,180,500	8,190,500
Issuance of common shares [Abstract]
Share dividend (in shares)	8,617,963	0	5,604,858	0
Other (in shares)		7,653	10,172	0
Repurchase of common shares (in shares)		0	0	(10,000)
Shares outstanding at end of period (in shares)	0	13,803,183	13,795,530	8,180,500
Class B Common Stock [Member]
Class of Stock [Line Items]
Common stock, shares authorized (in shares)	0	3,333,333	3,333,333
Common stock, par value (in dollars per share)		$ 0.0001	$ 0.0001
Percentage of residual proceeds	25.00%	25.00%
Changes in shares of outstanding common stock [Roll Forward]
Shares outstanding at beginning of year (in shares)	1,513,592	1,287,696	1,060,488	841,960
Issuance of common shares [Abstract]
Share dividend (in shares)	0
Restricted stock grants vested (in shares)		225,896	227,208	218,528
Shares outstanding at end of period (in shares)	0	1,513,592	1,287,696	1,060,488